Document and Entity Information	Jan. 31, 2022
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 31, 2022
Current Fiscal Year End Date	--12-31
Entity Registrant Name	Sterling Bancorp
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35385
Entity Tax Identification Number	80-0091851
Entity Address, Address Line One	Two Blue Hill Plaza
Entity Address, Address Line Two	Second Floor
Entity Address, City or Town	Pearl River
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10965
City Area Code	845
Local Phone Number	369-8040
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001070154
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	STL
Security Exchange Name	NYSE
Depositary Shares, each representing 1/40th interest in a share of 6.50% Non-cumulative Perpetual Preferred Stock, Series A [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Depositary Shares, each representing 1/40th interest in a share of 6.50% Non-cumulative Perpetual Preferred Stock, Series A
Trading Symbol	STLPRA
Security Exchange Name	NYSE